Segments - Summary of Results by Segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 2,105	£ 2,361
Non-interest income	196	297
Total operating income	2,301	2,658
Operating expenses before credit impairment charges, provisions and charges	(1,294)	(1,232)
Credit impairment charges	(60)	(105)
Provisions for other liabilities and charges	(143)	(148)
Total credit impairment charges, provisions and charges	(203)	(253)
Profit before tax	804	1,173
Revenue from external customers	2,301	2,658
Inter-segment revenue/(expense)	2,301	2,658
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	238	258
Insurance, protection and investments	25	24
Credit cards	45	49
Non-banking and other fees	60	69
Total fee and commission income	368	400
Fee and commission expense	(243)	(252)
Net fee and commission income	125	148
Customer loans	201,717		£ 206,690
Customer deposits	187,951		193,563
Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	0	0
Retail and Business Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	1,689	1,873
Non-interest income	60	85
Total operating income	1,749	1,958
Operating expenses before credit impairment charges, provisions and charges	(1,001)	(912)
Credit impairment charges	(49)	(55)
Provisions for other liabilities and charges	(98)	(106)
Total credit impairment charges, provisions and charges	(147)	(161)
Profit before tax	601	885
Revenue from external customers	1,724	1,884
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	212	227
Insurance, protection and investments	25	24
Credit cards	45	49
Non-banking and other fees	2	1
Total fee and commission income	284	301
Fee and commission expense	(223)	(218)
Net fee and commission income	61	83
Customer loans	177,468		182,267
Customer deposits	150,982		158,329
Retail and Business Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	25	74
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	74	79
Non-interest income	83	100
Total operating income	157	179
Operating expenses before credit impairment charges, provisions and charges	(77)	(73)
Credit impairment charges	(8)	(14)
Provisions for other liabilities and charges	(15)	(3)
Total credit impairment charges, provisions and charges	(23)	(17)
Profit before tax	57	89
Revenue from external customers	360	313
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	14	12
Total fee and commission income	14	12
Fee and commission expense	(4)	(3)
Net fee and commission income	10	9
Customer loans	4,880		5,228
Customer deposits	0		0
Consumer Finance | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	(203)	(134)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	383	405
Non-interest income	67	67
Total operating income	450	472
Operating expenses before credit impairment charges, provisions and charges	(205)	(170)
Credit impairment charges	(3)	(36)
Provisions for other liabilities and charges	(18)	4
Total credit impairment charges, provisions and charges	(21)	(32)
Profit before tax	224	270
Revenue from external customers	264	364
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	26	31
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	37	53
Total fee and commission income	63	84
Fee and commission expense	(6)	(26)
Net fee and commission income	57	58
Customer loans	18,084		17,939
Customer deposits	25,372		24,066
Corporate & Commercial Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	186	108
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(41)	4
Non-interest income	(14)	45
Total operating income	(55)	49
Operating expenses before credit impairment charges, provisions and charges	(11)	(77)
Credit impairment charges	0	0
Provisions for other liabilities and charges	(12)	(43)
Total credit impairment charges, provisions and charges	(12)	(43)
Profit before tax	(78)	(71)
Revenue from external customers	(47)	97
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	7	3
Total fee and commission income	7	3
Fee and commission expense	(10)	(5)
Net fee and commission income	(3)	(2)
Customer loans	1,285		1,256
Customer deposits	11,597		£ 11,168
Corporate Centre | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ (8)	£ (48)